Transactions with Related Parties, Diana Shipping Services S.A. (Predecessor) (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	May 24, 2021	Nov. 29, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Transactions with Related Parties [Abstract]
Voyage expenses						$ 54,000	$ 1,940,000	$ 3,680,000
Due to a related party							$ 474,000	$ 410,000
OceanPal Inc. Predecessors [Member]
Transactions with Related Parties [Abstract]
Due to a related party									$ 115,280
OceanPal Inc. Predecessors [Member] | Related Party [Member] | Diana Shipping Services S.A. [Member]
Transactions with Related Parties [Abstract]
Management fees to related parties				$ 500
Voyage expenses	$ 63,721		$ 94,672						186,223
Due to a related party									115,280
OceanPal Inc. Predecessors [Member] | Related Party [Member] | Diana Shipping Services S.A. [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees to related parties		$ 174,300		$ 9,337	$ 300,300				$ 756,000